Quarterly Holdings Report
for
Fidelity Freedom® 2035 Fund
June 30, 2025
F35-NPRT1-0825
1.818371.120
Bond Funds - 29.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,330,042	13,313,721
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	62,273,680	480,130,071
Fidelity Series Emerging Markets Debt Fund (b)	17,630,657	142,808,319
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,619,178	44,390,301
Fidelity Series Floating Rate High Income Fund (b)	2,633,139	23,329,610
Fidelity Series High Income Fund (b)	17,305,887	152,291,804
Fidelity Series International Credit Fund (b)	1,263,505	10,689,248
Fidelity Series International Developed Markets Bond Index Fund (b)	146,606,375	1,278,407,594
Fidelity Series Investment Grade Bond Fund (b)	498,346,350	5,033,298,130
Fidelity Series Long-Term Treasury Bond Index Fund (b)	274,080,709	1,474,554,214
Fidelity Series Real Estate Income Fund (b)	2,668,116	26,734,525
TOTAL BOND FUNDS (Cost $9,570,875,946)		8,679,947,537

Domestic Equity Funds - 39.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	32,587,270	431,781,331
Fidelity Series Blue Chip Growth Fund (b)	57,818,824	1,195,115,094
Fidelity Series Commodity Strategy Fund (b)	578,025	52,530,931
Fidelity Series Growth Company Fund (b)	85,655,565	2,148,241,564
Fidelity Series Intrinsic Opportunities Fund (b)	26,948,731	296,436,036
Fidelity Series Large Cap Stock Fund (b)	81,390,080	2,107,189,178
Fidelity Series Large Cap Value Index Fund (b)	36,776,488	634,394,423
Fidelity Series Opportunistic Insights Fund (b)	47,380,284	1,281,636,692
Fidelity Series Small Cap Core Fund (b)	5,579,241	65,053,951
Fidelity Series Small Cap Discovery Fund (b)	17,643,920	191,083,649
Fidelity Series Small Cap Opportunities Fund (b)	28,711,666	419,477,446
Fidelity Series Stock Selector Large Cap Value Fund (b)	99,869,993	1,414,159,100
Fidelity Series Value Discovery Fund (b)	79,478,891	1,285,173,663
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,990,760,427)		11,522,273,058

International Equity Funds - 30.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	36,185,923	665,459,124
Fidelity Series Emerging Markets Fund (b)	55,867,116	570,403,254
Fidelity Series Emerging Markets Opportunities Fund (b)	106,577,962	2,282,899,940
Fidelity Series International Growth Fund (b)	85,416,674	1,695,520,982
Fidelity Series International Small Cap Fund (b)	19,308,075	383,072,216
Fidelity Series International Value Fund (b)	110,050,191	1,680,466,413
Fidelity Series Overseas Fund (b)	104,435,783	1,691,859,685
Fidelity Series Select International Small Cap Fund (b)	1,730,956	23,056,331
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,938,329,722)		8,992,737,945

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	13,600,000	13,585,748
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	13,360,000	13,335,418
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	33,400,000	33,311,124
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	27,140,000	27,045,756
US Treasury Bills 0% 8/14/2025 (d)	4.32	610,000	606,789
US Treasury Bills 0% 8/28/2025 (d)	4.28	60,000	59,582
US Treasury Bills 0% 9/4/2025 (d)	4.27	110,000	109,154
TOTAL U.S. TREASURY OBLIGATIONS (Cost $88,052,233)			88,053,571

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $46,592,102)	4.32	46,582,785	46,592,102

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,634,610,430)	29,329,604,213
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,607,269)
NET ASSETS - 100.0%	29,318,996,944

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,519	Sep 2025	337,760,115	2,889,868	2,889,868
ICE MSCI Emerging Markets Index Contracts (United States)	2,073	Sep 2025	127,852,275	2,488,255	2,488,255

TOTAL EQUITY CONTRACTS					5,378,123

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	7,404	Sep 2025	830,057,813	18,147,130	18,147,130
CBOT US Treasury Long Bond Contracts (United States)	2,683	Sep 2025	309,383,438	12,539,615	12,539,615

TOTAL INTEREST RATE CONTRACTS					30,686,745

TOTAL PURCHASED					36,064,868

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	1,903	Sep 2025	595,044,313	(21,037,574)	(21,037,574)

TOTAL FUTURES CONTRACTS					15,027,294
The notional amount of futures purchased as a percentage of Net Assets is 5.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,442,589.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	117,567,050	155,637,067	226,612,015	615,329	-	-	46,592,102	46,582,785	0.1%
Total	117,567,050	155,637,067	226,612,015	615,329	-	-	46,592,102

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,584,867	121,924	472,159	50,509	10,024	69,066	13,313,722	1,330,042
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	371,133,986	114,969,229	4,682,496	1,501,956	32,870	(1,323,518)	480,130,071	62,273,680
Fidelity Series All-Sector Equity Fund	372,977,167	21,039,695	18,653,455	-	612,229	55,805,695	431,781,331	32,587,270
Fidelity Series Blue Chip Growth Fund	1,091,646,026	8,366,165	117,497,048	-	9,998,546	202,601,405	1,195,115,094	57,818,824
Fidelity Series Canada Fund	582,569,766	3,418,032	7,785,101	-	1,823,620	85,432,807	665,459,124	36,185,923
Fidelity Series Commodity Strategy Fund	54,687,795	285,642	721,240	-	(8,119)	(1,713,147)	52,530,931	578,025
Fidelity Series Emerging Markets Debt Fund	139,600,356	2,875,094	1,933,468	2,089,578	7,044	2,259,293	142,808,319	17,630,657
Fidelity Series Emerging Markets Debt Local Currency Fund	41,583,071	199,949	538,696	-	5,456	3,140,521	44,390,301	4,619,178
Fidelity Series Emerging Markets Fund	525,195,141	4,316,235	19,457,017	-	1,305,207	59,043,688	570,403,254	55,867,116
Fidelity Series Emerging Markets Opportunities Fund	2,102,045,888	10,450,347	79,171,939	-	5,110,619	244,465,025	2,282,899,940	106,577,962
Fidelity Series Floating Rate High Income Fund	23,007,756	609,873	339,169	467,053	(2,116)	53,266	23,329,610	2,633,139
Fidelity Series Growth Company Fund	1,994,488,031	10,026,957	231,288,103	-	4,020,030	370,994,649	2,148,241,564	85,655,565
Fidelity Series High Income Fund	146,758,671	3,211,584	1,968,562	2,440,350	18,236	4,271,875	152,291,804	17,305,887
Fidelity Series International Credit Fund	10,531,588	133,056	63,985	133,057	(351)	88,940	10,689,248	1,263,505
Fidelity Series International Developed Markets Bond Index Fund	1,174,281,459	104,129,859	15,089,817	5,727,338	69,602	15,016,491	1,278,407,594	146,606,375
Fidelity Series International Growth Fund	1,511,697,622	58,283,080	48,346,763	-	5,494,309	168,392,734	1,695,520,982	85,416,674
Fidelity Series International Small Cap Fund	372,528,753	512,481	54,792,783	-	8,222,470	56,601,295	383,072,216	19,308,075
Fidelity Series International Value Fund	1,661,286,377	8,172,128	184,458,759	-	57,492,994	137,973,673	1,680,466,413	110,050,191
Fidelity Series Intrinsic Opportunities Fund	288,833,264	1,391,619	12,096,897	-	(451,046)	18,759,096	296,436,036	26,948,731
Fidelity Series Investment Grade Bond Fund	4,554,641,615	529,405,265	67,788,046	49,780,595	494,146	16,545,150	5,033,298,130	498,346,350
Fidelity Series Large Cap Stock Fund	1,965,416,711	13,955,778	166,884,547	-	29,712,078	264,989,157	2,107,189,177	81,390,080
Fidelity Series Large Cap Value Index Fund	601,529,797	17,778,951	7,825,302	-	1,222,754	21,688,223	634,394,423	36,776,488
Fidelity Series Long-Term Treasury Bond Index Fund	1,402,705,859	122,932,678	17,155,748	13,241,399	(518,839)	(33,409,736)	1,474,554,214	274,080,709
Fidelity Series Opportunistic Insights Fund	1,182,960,658	5,978,962	112,804,704	-	25,757,625	179,744,151	1,281,636,692	47,380,284
Fidelity Series Overseas Fund	1,533,714,611	8,181,555	47,824,481	-	14,840,647	182,947,353	1,691,859,685	104,435,783
Fidelity Series Real Estate Income Fund	26,453,908	532,080	359,625	389,217	(4,834)	112,996	26,734,525	2,668,116
Fidelity Series Select International Small Cap Fund	4,934,824	15,449,285	140,655	-	4,512	2,808,365	23,056,331	1,730,956
Fidelity Series Small Cap Core Fund	61,287,780	319,251	1,199,013	-	(118,652)	4,764,585	65,053,951	5,579,241
Fidelity Series Small Cap Discovery Fund	183,545,472	4,149,347	6,831,284	3,247,934	(525,792)	10,745,906	191,083,649	17,643,920
Fidelity Series Small Cap Opportunities Fund	404,442,650	1,963,627	24,290,851	-	1,064,071	36,297,949	419,477,446	28,711,666
Fidelity Series Stock Selector Large Cap Value Fund	1,334,481,498	41,304,138	16,211,442	-	1,566,999	53,017,907	1,414,159,100	99,869,993
Fidelity Series Value Discovery Fund	1,236,069,080	26,592,269	14,974,629	-	2,256,683	35,230,260	1,285,173,663	79,478,891
	26,970,622,047	1,141,056,135	1,283,647,784	79,068,986	169,513,022	2,197,415,120	29,194,958,540

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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